Tax matters - Statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Tax matters
Accounting profit/(loss) before income tax	$ 48,808	$ (20,643)		$ (405,308)
Effective tax rate	36.00%	31.00%		31.00%
At weighted effective tax rate of 30% (2017: 31% and 2016: 31%)	$ 17,409	$ (6,399)		$ (125,645)
Non-taxable income/(expenses)	(14,856)	96
Non-deductible expenses	25,079	18,278		81,648
Movements in unprovided deferred tax	7,620	7,138		15,326
US Tax Reform - federal tax rate change		(31,257)
Differing territorial tax rates	(2,262)	2		(22,949)
Adjustments in respect of prior periods	(1,038)	1,233
Other items	(4,936)	(845)		890
Elimination of effect of interest in joint ventures	1,079	1,458
Other permanent differences	1,242	(1,685)		5,196
Incentives and deductions	(6,944)	(3,188)		(1,161)
US State taxes	1,235	348
Taxable capital gains	607
Income tax expense (benefit)	$ 24,235	$ (14,821)	[1]	$ (46,695)	[1]
Effective tax rate	21.00%	35.00%

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.